Income Taxes - Reconciliation of Statutory Federal Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Benefit [Line Items]
U.S. federal taxes at statutory rate	$ 582	$ (303)	$ (40,973)
State income taxes, net of federal benefit	1,981	265	(749)
Non-deductible stock-based compensation	8,358	3,906	9,265
Goodwill related	4,242	0	0
Non-deductible transaction costs	0	1,538	0
Non-taxable loss on redemption of equity interest	0	9,230	0
Credits	(4,484)	(5,659)	(1,247)
Foreign rate differential	(484)	369	(1,404)
Change in valuation allowance	2,925	(16,438)	7,913
Rate change	30	694	(8,809)
Uncertain tax positions	1,367	2,195	1,129
Permanent differences and other	3,362	(2,043)	8,333
Total (benefit) provision	17,879	(6,246)	(17,281)
Federal
Income Tax Benefit [Line Items]
Change in valuation allowance	985	(5,199)	18,777
Foreign Tax Authority
Income Tax Benefit [Line Items]
Change in valuation allowance	1,940	(11,239)	(10,864)
Foreign attribute - write-off	$ 0	$ 0	$ 9,261